GMO Emerging Country Debt Shares Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	380 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.49%	5.81%	6.95%	12.24%
Performance Inception Date	[2]	Apr. 19, 1994
Class R6 | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		14.30%	1.78%	4.26%	8.40%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		20.35%	5.70%	6.84%	12.13%
Performance Inception Date	[2]	Apr. 19, 1994
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.34%	1.96%	3.28%	7.27%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		12.00%	2.56%	3.60%	7.46%
Class I | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]		14.30%	1.78%	4.26%	8.40%

[1]	Performance reflected for periods prior to January 13, 2026 is that of ECDF.
[2]	Inception date for ECDF (Class III shares).
[3]	Effective March 1, 2020, the Fund’s benchmark is the J.P. Morgan EMBI Global Diversified. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.